Other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Other current liabilities
Payables related to property and equipment		¥ 710,002	¥ 574,811
Deposits from network partners		645,923	470,642
Salary and welfare payable		576,581	483,888
Payables related to land use rights		67,644	1,600
Payables for repurchasing ordinary shares		56,953
Payables for equity investment		35,000	5,000
Construction deposits		20,360	30,342
Others		168,604	90,307
Total	$ 350,593	¥ 2,281,067	¥ 1,656,590